Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	¥ 37,675,421		¥ 36,515,557	[1]
Gross unrealized gains, available-for-sale securities	1,019,144		1,409,718	[1]
Gross unrealized losses, available-for-sale securities	145,624		123,910	[1]
Fair value, available-for-sale securities	38,548,941		37,801,365	[1]
Amortized cost, held-to-maturity securities	1,202,123		603,379	[1]
Gross unrealized gains, held-to-maturity securities	7,366		4,427	[1]
Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Fair value, held-to-maturity securities	1,208,220		607,412	[1]
Debt securities | Japanese government bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	29,280,682		28,271,986	[1]
Gross unrealized gains, available-for-sale securities	10,572		21,826	[1]
Gross unrealized losses, available-for-sale securities	78,001		65,023	[1]
Fair value, available-for-sale securities	29,213,253		28,228,789	[1]
Amortized cost, held-to-maturity securities	1,200,615		600,456	[1]
Gross unrealized gains, held-to-maturity securities	7,361		4,413	[1]
Gross unrealized losses, held-to-maturity securities	1,269		394	[1]
Fair value, held-to-maturity securities	1,206,707		604,475	[1]
Debt securities | Japanese local gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	229,440		154,897	[1]
Gross unrealized gains, available-for-sale securities	2,139		2,065	[1]
Gross unrealized losses, available-for-sale securities	1,410		115	[1]
Fair value, available-for-sale securities	230,169		156,847	[1]
Debt securities | U.S. Treasury bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	128,507		112,680	[1]
Gross unrealized gains, available-for-sale securities	397		57	[1]
Gross unrealized losses, available-for-sale securities	522		327	[1]
Fair value, available-for-sale securities	128,382		112,410	[1]
Debt securities | Other foreign gov't bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	290,428		318,167	[1]
Gross unrealized gains, available-for-sale securities	331		1,324	[1]
Gross unrealized losses, available-for-sale securities	181		32	[1]
Fair value, available-for-sale securities	290,578		319,459	[1]
Debt securities | Agency mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	769,182	[2]	530,204	[1],[2]
Gross unrealized gains, available-for-sale securities	3,496		5,386	[1]
Gross unrealized losses, available-for-sale securities	7,710		600	[1]
Fair value, available-for-sale securities	764,968	[2]	534,990	[1],[2]
Debt securities | Agency mortgage-backed securities | U.S. agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	82,632		57,539
Debt securities | Agency mortgage-backed securities | Japanese agency securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	682,336		477,451
Debt securities | Residential mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	753,625		1,008,367	[1]
Gross unrealized gains, available-for-sale securities	11,358		11,039	[1]
Gross unrealized losses, available-for-sale securities	5,426		8,716	[1]
Fair value, available-for-sale securities	759,557		1,010,690	[1]
Debt securities | Commercial mortgage-backed securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	509,294		674,964	[1]
Gross unrealized gains, available-for-sale securities	2,961		2,870	[1]
Gross unrealized losses, available-for-sale securities	26,007		27,660	[1]
Fair value, available-for-sale securities	486,248		650,174	[1]
Debt securities | Japanese corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	3,170,653		2,723,309	[1]
Gross unrealized gains, available-for-sale securities	41,456		53,701	[1]
Gross unrealized losses, available-for-sale securities	14,581		8,934	[1]
Fair value, available-for-sale securities	3,197,528		2,768,076	[1]
Debt securities | Foreign corporate bonds and other debt securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	624,877		713,613	[1]
Gross unrealized gains, available-for-sale securities	23,785		30,949	[1]
Gross unrealized losses, available-for-sale securities	2,954		8,577	[1]
Fair value, available-for-sale securities	645,708		735,985	[1]
Debt securities | Japanese corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, held-to-maturity securities	1,508		2,923	[1]
Gross unrealized gains, held-to-maturity securities	5		14	[1]
Fair value, held-to-maturity securities	1,513		2,937	[1]
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost, available-for-sale securities	1,918,733		2,007,370	[1]
Gross unrealized gains, available-for-sale securities	922,649		1,280,501	[1]
Gross unrealized losses, available-for-sale securities	8,832		3,926	[1]
Fair value, available-for-sale securities	¥ 2,832,550		¥ 3,283,945	[1]

[1]	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period's presentation.
[2]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.